Consolidated Statement of Changes in Equity - EUR (€) € in Millions		Total		Called Up Share Capital [Member]	Share Premium Account [Member]	Other Reserves [Member]	Retained Profit [member]	Equity Attributable to Owners of Parent [Member]	Non-controlling Interests [Member]
Beginning balance at Dec. 31, 2014		€ 14,263		€ 484	€ 145	€ (7,538)	€ 20,560	€ 13,651	€ 612
Profit or loss for the period		5,259					4,909	4,909	350
Other comprehensive income net of tax:
Fair value gains/(losses) on financial instruments		100				100		100
Remeasurement of defined benefit pension plans net of tax		884					882	882	2
Currency retranslation gains/(losses)		(481)	[1]			(377)	(109)	(486)	5
Total comprehensive income		5,762				(277)	5,682	5,405	357
Dividends on ordinary capital		(3,404)					(3,404)	(3,404)
Movements in treasury shares	[2]	(276)				6	(282)	(276)
Share-based payment credit	[3]	150					150	150
Dividends paid to non-controlling interests		(326)							(326)
Currency retranslation gains/(losses) net of tax		7			7			7
Other movements in equity		(94)				(7)	(87)	(94)
Ending balance at Dec. 31, 2015		16,082		484	152	(7,816)	22,619	15,439	643
Profit or loss for the period		5,547					5,184	5,184	363
Other comprehensive income net of tax:
Fair value gains/(losses) on financial instruments		(15)				(15)		(15)
Remeasurement of defined benefit pension plans net of tax		(980)					(980)	(980)
Currency retranslation gains/(losses)		217	[1]			189	17	206	11
Total comprehensive income		4,769				174	4,221	4,395	374
Dividends on ordinary capital		(3,600)					(3,600)	(3,600)
Movements in treasury shares	[2]	(258)				(45)	(213)	(258)
Share-based payment credit	[3]	198					198	198
Dividends paid to non-controlling interests		(364)							(364)
Currency retranslation gains/(losses) net of tax		(18)			(18)			(18)
Other movements in equity		171				244	(46)	198	(27)
Ending balance at Dec. 31, 2016		16,980		484	134	(7,443)	23,179	16,354	626
Profit or loss for the period		6,486					6,053	6,053	433
Other comprehensive income net of tax:
Fair value gains/(losses) on financial instruments		(75)				(76)		(76)	1
Remeasurement of defined benefit pension plans net of tax		1,282					1,282	1,282
Currency retranslation gains/(losses)		(983)	[1]			(903)	(27)	(930)	(53)
Total comprehensive income		6,710				(979)	7,308	6,329	381
Dividends on ordinary capital		(3,916)					(3,916)	(3,916)
Repurchase of shares	[4]	(5,014)				(5,014)		(5,014)
Other movements in treasury shares	[2]	(204)				(30)	(174)	(204)
Share-based payment credit	[3]	284					284	284
Dividends paid to non-controlling interests		(345)							(345)
Currency retranslation gains/(losses) net of tax		(4)			(4)			(4)
Other movements in equity		(104)				(167)	(33)	(200)	96
Ending balance at Dec. 31, 2017		€ 14,387		€ 484	€ 130	€ (13,633)	€ 26,648	€ 13,629	€ 758

[1]	Includes fair value gains/(losses) on net investment hedges and exchange differences in net investments in foreign operations of €(909) million (2016: €(365) million; 2015: €617 million).
[2]	Includes purchases and sales of treasury shares other than the share buyback programme, and transfer from treasury shares to retained profit of share-settled schemes arising from prior years and differences between exercise and grant price of share options.
[3]	The share-based payment credit relates to the non-cash charge recorded in operating profit in respect of the fair value of share options and awards granted to employees.
[4]	Repurchase of shares reflects the cost of acquiring ordinary shares as part of the share buyback programme announced on 6 April 2017 (refer note 24 on page 137). At 31 December 2017 these shares have not been cancelled and are recognised as treasury shares.